Segment reporting	12 Months Ended
Dec. 31, 2024
Segment reporting
Segment reporting

5.    Segment reporting

The Company’s Chief Executive Officer has been identified as the chief operating decision maker (“CODM”) since the role encompasses authority over resource allocation decisions and performance assessment, mainly analyzing performance from the production obtained in the operations. The Company has identified 10 operating segments:

●	Canada – Silicon Metals
●	Canada – Silicon Alloys
●	U.S. – Silicon Metals
●	U.S. - Silicon Alloys
●	Europe – Manganese Alloys
●	Europe – Silicon Metals
●	Europe - Silicon Alloys
●	South Africa – Silicon Metals
●	South Africa – Silicon Alloys; and
●	Other segments

The operating segments described above are those components whose operating results are regularly reviewed by the entity’s CODM to make decisions about resources to be allocated to the segment and assess its performance, and for which discrete financial information is available. This is due to the integrated operations within each region and product family and the ability to reallocate production based on the individual capacity of each plant. Additionally, economic factors that may impact our results of operations, such as currency fluctuations and energy costs, are also assessed at a regional and product level.

The Company’s North America- Silicon Metal and North America – Silicon Alloys reportable segments are the result of the aggregation of the operating segments of the United States and Canada Silicon Metals and the operating segments of the United States and Canada Silicon Alloys. These operating segments have been aggregated as they have similar long-term economic characteristics and there is similarity of competitive and operating risks and the political environment in the United States and Canada. The Europe-Silicon Metals, the Europe-Silicon Alloys, the Europe -Manganese, the South Africa – Silicon Metals and South Africa – Silicon Alloys reportable segments are equal to each related Operating segment.

All other segments that do not meet the quantitative threshold for separate reporting and are deemed to have similar economic characteristics have been grouped as “Other segments”, which mainly includes holding entities in the United Kingdom and Ferroglobe Advanced Material, a Spanish subsidiary.

The consolidated income statements as of December 31, 2024, 2023 and 2022, respectively, by reportable segment, are as follows:

	2024
	North America	North America	Europe	Europe	Europe	South Africa	South Africa		Adjustments/
	Silicon Metal	Silicon Alloys	Manganese	Silicon Metal	Silicon Alloys	Silicon Metal	Silicon Alloys	Other segments	Eliminations (*)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Sales	386,429	279,806	367,498	393,278	181,702	67,944	91,021	43,001	(166,740)	1,643,939
Raw materials	(196,522)	(134,153)	(230,727)	(210,391)	(147,642)	(37,452)	(41,599)	(25,133)	167,797	(855,822)
Energy consumption for production	(71,025)	(29,051)	(21,924)	4,373	7,699	(22,786)	(34,820)	(3,774)	—	(171,308)
Other operating income	10,987	134	24,902	46,241	5,967	65	83	44,978	(48,979)	84,378
Staff costs	(57,992)	(43,342)	(31,355)	(71,647)	(23,613)	(6,270)	(9,978)	(35,667)	—	(279,864)
Other operating expense	(34,497)	(29,340)	(77,607)	(84,209)	(24,284)	(7,502)	(5,394)	(50,271)	47,922	(265,182)
Depreciation and amortization charges	(25,632)	(17,209)	(6,550)	(11,458)	(3,692)	(2,863)	(4,622)	(3,437)	—	(75,463)
Impairment (loss) gain	(17,962)	—	(2,629)	—	(3,646)	(12,953)	—	(5,862)	—	(43,052)
Other (loss) gain	(892)	(43)	—	155	68	—	(6)	1,273	—	555
Operating (loss) profit	(7,106)	26,802	21,608	66,342	(7,441)	(21,817)	(5,315)	(34,892)	—	38,181

(*) The amounts correspond to transactions between segments that are eliminated in the consolidation process.

	2023
	North America	North America	Europe	Europe	Europe	South Africa	South Africa		Adjustments/
	Silicon Metal	Silicon Alloys	Manganese	Silicon Metal	Silicon Alloys	Silicon Metal	Silicon Alloys	Other segments	Eliminations (*)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Sales	505,472	283,180	277,508	307,230	216,465	50,071	109,684	54,921	(154,497)	1,650,034
Raw materials	(240,482)	(137,307)	(226,463)	(206,727)	(160,780)	(16,401)	(45,491)	(30,391)	156,105	(907,937)
Energy consumption for production	(72,680)	(27,886)	42,624	103,423	52,371	(27,602)	(36,710)	(4,889)	—	28,651
Other operating income	6,605	3,896	36,628	40,321	21,149	594	(142)	50,655	(58,714)	100,992
Staff costs	(67,160)	(37,744)	(28,326)	(79,114)	(42,069)	(5,007)	(10,412)	(36,027)	—	(305,859)
Other operating expense	(44,304)	(26,840)	(69,897)	(71,632)	(44,132)	(11,223)	(10,718)	(48,309)	56,965	(270,090)
Depreciation and amortization charges	(32,313)	(15,183)	(7,835)	(6,325)	(3,005)	(1,840)	(4,056)	(2,975)	—	(73,532)
Impairment (loss) gain	(21,008)	—	(1,571)	—	(3,619)	478	—	430	—	(25,290)
Other (loss) gain	(71)	(115)	1	79	47	—	—	30	—	(29)
Operating (loss) profit	34,059	42,001	22,669	87,255	36,427	(10,930)	2,155	(16,555)	(141)	196,940

(*) The amounts correspond to transactions between segments that are eliminated in the consolidation process.

	2022
	North America	North America	Europe	Europe	Europe	South Africa		South Africa		Adjustments/
	Silicon Metal	Silicon Alloys	Manganese	Silicon Metal	Silicon Alloys	Silicon Metal		Silicon Alloys	Other segments	Eliminations (*)	Total
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000		US$'000	US$'000	US$'000	US$'000
Sales	671,290	339,414	701,140	536,753	259,419	17,337		122,262	81,560	(131,259)	2,597,916
Raw materials	(218,880)	(52,743)	(458,441)	(158,084)	(130,500)	(9,105)		(31,839)	(34,284)	133,008	(960,868)
Energy consumption for production	(86,665)	(15,747)	(82,593)	(83,852)	(9,187)	(165)		(33,534)	(12,475)	—	(324,218)
Other operating income	6,464	122	42,882	76,255	23,622	156		66	59,840	(62,051)	147,356
Staff costs	(61,378)	(41,923)	(28,996)	(81,175)	(50,467)	(1,736)		(11,652)	(37,483)	—	(314,810)
Other operating expense	(33,708)	(37,859)	(111,741)	(99,513)	(33,265)	(2,649)		(13,193)	(74,626)	60,302	(346,252)
Depreciation and amortization charges	(33,708)	(15,135)	(13,005)	(4,605)	(8,086)	(748)		(5,278)	(994)	—	(81,559)
Impairment (loss) gain	—	—	(33,222)	—	(26,028)	5,357		2,408	(5,514)	—	(56,999)
Other (loss) gain	(522)	(126)	(178)	230	82	—	—	—	495	—	(19)
Operating (loss) profit	242,893	176,003	15,846	186,009	25,590	8,447		29,240	(23,481)	—	660,547

(*) The amounts correspond to transactions between segments that are eliminated in the consolidation process.

Other disclosures

Sales by product line

Sales by major product line are as follows:

	Year Ended December 31,
	2024	2023	2022
	US$'000	US$'000	US$'000
Silicon metal	726,650	722,226	1,116,193
Manganese-based alloys	332,845	259,197	525,483
Ferrosilicon	272,386	330,946	561,539
Other silicon-based alloys	131,744	159,441	192,409
Silica fume	31,323	33,804	32,290
Other	148,991	144,420	170,002
Total	1,643,939	1,650,034	2,597,916

Information about major customers

Total sales of $921,029 thousand, $840,705 thousand, and $1,322,724 thousand were attributable to the Company’s top 10 customers in 2024, 2023, and 2022 respectively. During 2024, 2023, and 2022, sales corresponding to its largest customer, Dow Silicones Corporation, represented 16.8%, 17.0% and 16.8%, respectively of the Company’s sales. Sales to Dow Silicones Corporation are included partially in the North America – Silicon Metal segment and partially in the Europe - Silicon Metal segment. Trade receivables from Dow Silicones Corporation as of December 31, 2024 and 2023 are $28,109 thousand and $29,161 thousand, respectively.

Non-current assets by geographical area

Non-current assets, other than financial instruments, deferred tax assets, post-employment benefit assets and rights arising under insurance contracts, by geographical area are as follows:

	Year ended December 31,
	2024	2023
	US$´000	US$´000
United Kingdom	338	462
United States of America	241,325	213,663
Europe
Spain	132,385	151,200
France	131,479	151,880
Other European Countries	7,968	57,739
Total non-current assets in Europe	271,832	360,819
Rest of the World	115,024	138,105
Total	628,519	713,049